Lease commitments (Tables)	12 Months Ended
Mar. 31, 2013
Schedule of Capital Leased Assets

An analysis of leased assets under capital leases is as follows:

	Yen in millions
	March 31
Class of property	2012	2013
Machinery and equipment	¥3,091	¥6,950
Other leased assets	112	65
Less—Accumulated amortization	(2,152)	(1,345)

	¥1,051	¥5,670

Schedule of Future Minimum Lease Payments for Capital Leases

The future minimum lease payments under capital leases together with the present value of the net minimum lease payments as of March 31, 2013 are as follows:

Yen in millions
Year ending March 31:
2014	¥1,775
2015	1,664
2016	1,666
2017	539
2018	539
2019 and thereafter	21

Total minimum lease payments	6,204
Less—Amount representing interest	(577)

Present value of net minimum lease payments	5,627
Less—Current obligations	(1,540)

Long-term capital lease obligations	¥4,087

Operating Leases of Lessee Disclosure

The minimum rental payments required under operating leases relating primarily to land, buildings and equipment having initial or remaining non-cancelable lease terms in excess of one year as of March 31, 2013 are as follows:

Yen in millions
Year ending March 31:
2014	¥2,237
2015	1,581
2016	1,336
2017	1,074
2018	927
2019 and thereafter	2,543

Total minimum future rentals	¥9,698

Schedule of Future Minimum Rental Payments for Operating Leases

The future minimum lease payments to be received under operating leases that have remaining non-cancelable terms as of March 31, 2013 are as follows:

Yen in millions
Year ending March 31:
2014	¥161
2015	22
2016	22
2017	22
2018	22
2019 and thereafter	22

Total minimum future rentals	¥271